Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital

15. Share Capital

The authorized share capital of SLF Inc. consists of the following:
•An unlimited number of common shares without nominal or par value. Each common share is entitled to one vote at meetings of the shareholders of SLF Inc. There are no pre-emptive, redemption, purchase, or conversion rights attached to the common shares.
•An unlimited number of Class A and Class B non-voting shares, issuable in series. The Board is authorized before issuing the shares, to fix the number, the consideration per share, the designation of, and the rights and restrictions of the Class A and Class B shares of each series, subject to the special rights and restrictions attached to all the Class A and Class B shares. The Board has authorized 13 series of Class A non-voting preferred shares, 10 of which are outstanding.

The common and preferred shares of SLF Inc. qualify as capital for Canadian regulatory purposes. See Note 21.
Dividends and Restrictions on the Payment of Dividends
Under the Insurance Companies Act (Canada), SLF Inc. and Sun Life Assurance are each prohibited from declaring or paying a dividend on any of its shares if there are reasonable grounds for believing that it is, or by paying the dividend would be, in contravention of: (i) the requirement that it maintains adequate capital and adequate and appropriate forms of liquidity, (ii) any regulations under the Insurance Companies Act (Canada) in relation to capital and liquidity, and (iii) any order by which OSFI directs it to increase its capital or provide additional liquidity.

SLF Inc. and Sun Life Assurance have each covenanted that, if a distribution is not paid when due on any outstanding SLEECS issued by SLCT I, then (i) Sun Life Assurance will not pay dividends on its public preferred shares, if any are outstanding, and (ii) if Sun Life Assurance does not have any public preferred shares outstanding, then SLF Inc. will not pay dividends on its preferred shares or common shares, in each case, until the 12th month following the failure to pay the required distribution in full, unless the required distribution is paid to the holders of SLEECS. Public preferred shares means preferred shares issued by Sun Life Assurance which: (a) have been issued to the public (excluding any preferred shares held beneficially by affiliates of Sun Life Assurance); (b) are listed on a recognized stock exchange; and (c) have an aggregate liquidation entitlement of at least $200. As at December 31, 2020, Sun Life Assurance did not have outstanding any shares that qualify as public preferred shares.

The terms of SLF Inc.’s outstanding preferred shares provide that for so long as Sun Life Assurance is a subsidiary of SLF Inc., no dividends on such preferred shares are to be declared or paid if Sun Life Assurance’s minimum regulatory capital ratio falls below the applicable threshold.

In addition, under the terms of SLF Inc.’s outstanding preferred shares, SLF Inc. cannot pay dividends on its common shares without the approval of the holders of those preferred shares unless all dividends on the preferred shares for the last completed period for which dividends are payable have been declared and paid or set apart for payment.

Currently, the above limitations do not restrict the payment of dividends on SLF Inc.’s preferred or common shares.

The declaration and payment of dividends on SLF Inc.’s shares are at the sole discretion of the Board of Directors and will be dependent upon our earnings, financial condition and capital requirements. Dividends may be adjusted or eliminated at the discretion of the Board on the basis of these or other considerations.
15.A Common Shares
The changes in common shares issued and outstanding for the years ended December 31 were as follows:

	2020		2019
Common shares (in millions of shares)	Number of shares	Amount	Number of shares		Amount
Balance, January 1	587.8	$8,289	598.5		$8,419
Stock options exercised (Note 19)	0.8	23	0.8		28
Common shares purchased for cancellation	(3.5)	(50)	(11.5)	(1)	(158)
Balance, December 31	585.1	$8,262	587.8		$8,289

(1)    1.1 million shares were purchased pursuant to a third-party share repurchase program under an issuer bid exemption order at a discount to the prevailing market price of the common shares on the Toronto Stock Exchange.

On August 14, 2019, SLF Inc. launched a normal course issuer bid to purchase and cancel up to 15 million common shares of SLF Inc. ("common shares") between August 14, 2019 and August 13, 2020 (the "2019 NCIB") and implemented an automatic repurchase plan with its designated broker in order to facilitate purchases of common shares under such bid. Under such automatic repurchase plan, SLF Inc.’s designated broker was able to purchase common shares pursuant to the 2019 NCIB at times when SLF Inc. ordinarily would not be active in the market due to regulatory restrictions or self-imposed blackout periods.

Pursuant to the 2019 NCIB, common shares purchased for cancellation were able to be purchased through the facilities of the Toronto Stock Exchange, other Canadian stock exchanges, and/or alternative Canadian trading platforms, at prevailing market rates, or by way of private agreements or share repurchase programs under issuer bid exemption orders issued by securities regulatory authorities at a discount to the prevailing market price.

In 2020, SLF Inc. purchased and cancelled approximately 3.5 million common shares at an average price per share of $56.86 for a total amount of $200 under the 2019 NCIB. The total amount paid to purchase the shares is allocated to Common shares and Retained earnings in our Consolidated Statements of Changes in Equity. The amount allocated to Common shares is based on the average cost per common share and amounts paid above the average cost are allocated to Retained earnings.

On March 13, 2020, OSFI set the expectation for all federally regulated financial institutions that dividend increases and share buybacks should be halted for the time being. As such, SLF Inc. has not purchased and cancelled common shares since that date nor renewed the 2019 NCIB.
15.B Preferred Shares
On June 30, 2020, 0.1 million of the 5.2 million Class A Non-cumulative Rate Reset Preferred Shares Series 8R (the "Series 8R Shares") were converted into Class A Non-cumulative Floating Rate Preferred Shares Series 9QR (the "Series 9QR Shares") on a one-for-one basis and 1.1 million of the 6.0 million Series 9QR Shares were converted into Series 8R Shares on a one-for-one basis. As a result, as of June 30, 2020, SLF Inc. has approximately 6.2 million Series 8R Shares and 5.0 million Series 9QR Shares issued and outstanding. There were no other changes in preferred shares issued and outstanding for the years ended December 31, 2020 and December 31, 2019.
Further information on the preferred shares outstanding as at December 31, 2020, is as follows:

Class A Preferred shares (in millions of shares)	Issue date	Annual dividend rate	Annual dividend per share		Earliest par call or redemption date(1)		Number of shares	Face amount	Net amount(2)
Series 1	February 25, 2005	4.75%		$1.19		Any time	16.0	$400	$394
Series 2	July 15, 2005	4.80%		$1.20		Any time	13.0	325	318
Series 3	January 13, 2006	4.45%		$1.11		Any time	10.0	250	245
Series 4	October 10, 2006	4.45%		$1.11		Any time	12.0	300	293
Series 5	February 2, 2007	4.50%		$1.13		Any time	10.0	250	245
Series 8R(3)	May 25, 2010	1.825%	(3)	$0.51		June 30, 2025(4)	6.2	155	152
Series 9QR(5)	June 30, 2015	Floating	(6)	Floating		June 30, 2025(7)	5.0	125	122
Series 10R(3)	August 12, 2011	2.842%	(3)	$0.71	(8)	September 30, 2021(4)	6.9	173	169
Series 11QR(5)	September 30, 2016	Floating	(6)	Floating		September 30, 2021(7)	1.1	27	26
Series 12R(3)	November 10, 2011	3.806%	(3)	$0.95	(8)	December 31, 2021(4)	12.0	300	293
Total preferred shares							92.2	$2,305	$2,257

(1)    Redemption of all preferred shares is subject to regulatory approval.
(2)    Net of after-tax issuance costs.
(3)    On the earliest redemption date and every five years thereafter, the dividend rate will reset to an annual rate equal to the 5-year Government of Canada bond yield plus a spread specified for each series. The specified spread for Class A shares is: Series 8R - 1.41%, Series 10R - 2.17%, and Class A Non-Cumulative 5-Year Rate Reset Preferred Shares Series 12R ("Series 12R Shares") - 2.73%. On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert their shares into the series that is one number higher than their existing series.
(4)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share.
(5)     On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert those shares into the series that is one number lower than their existing series.
(6)    Holders are entitled to receive quarterly floating rate non-cumulative dividends at an annual rate equal to the then 3-month Government of Canada treasury bill yield plus a spread specified for each series. The specified spread for Class A shares is: Series 9QR - 1.41% and Series 11QR - 2.17%.
(7)    Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share, and on any other date at $25.50 per share.
(8)    The annual dividend per share in the table above is the amount paid per share in 2020.